As filed with the Securities and Exchange Commission on
                                November 22, 2000

                                       Securities Act Registration No. 333-36507
                                       Investment Act Registration No. 811-05192
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

                       Pre-Effective Amendment No.____              [ ]

                       Post Effective Amendment No. 5               [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 90                      [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT VA-2

                    Ameritas Variable Life Insurance Company
                                    Depositor

                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510


        It is proposed that this filing will become effective:
        [X]    immediately upon filing pursuant to paragraph b
        [ ]    on _______________  pursuant to paragraph a of Rule 485
        [ ]    on _______________  pursuant to paragraph b of Rule 485

        If appropriate, check the following box:
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered: Securities of Unit Investment Trust.
                                          ------------------------------------

                                OVERTURE ACCLAIM!
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
FORM N-4   ITEM                                    HEADING IN PROSPECTUS
--------   ----                                    ---------------------

Item 1.    Cover Page..............................Cover Page
Item 2.    Definitions.............................Definitions
Item 3.    Synopsis or Highlights..................Fee Table; Fund Expense
                                                   Summary; Example
Item 4.    Condensed Financial Information.........Condensed Financial
                                                   Information; Performance Data
Item 5.    General Description of Registrant,
           Depositor and Portfolio Companies
           a) Depositor............................Ameritas Variable Life
                                                   Insurance Company
           b) Registrant...........................The Separate Account
           c) Portfolio Company....................The Funds
           d) Prospectus...........................The Funds
           e) Voting...............................Voting Rights
           f) Administrator........................N/A
Item 6.    Deductions and Expenses
           a) Deductions...........................Fee Table; Charges and
                                                   Deductions
           b) Sales Load...........................Fee Table; Withdrawal Charge
           c) Special purchase plans...............Administrative Charges
           d) Commissions..........................Distribution of the Policies
           e) Portfolio company deductions and
              expenses.............................The Funds; Fee Table: Fund
                                                   Expense Summary
           f) Registrant's expenses................N/A
Item 7.    General Description of Variable
           a) Rights...............................The Policy; Distributions
                                                   Under the Policy; General
                                                   Provisions; Voting Rights
           b) Provisions and limitations...........The Policy; Allocation of
                                                   Premium; Transfers
           c) Changes in contracts or
              operations...........................Addition, Deletion, or
                                                   Substitution of Investment;
                                                   The Policy; Voting Rights
           d) Contractowners inquiries.............Ameritas Variable Life
                                                   Insurance Company
Item 8.    Annuity Period
           a) Level of benefits....................Allocation of Premium;
                                                   Annuity Income Options
           b) Annuity commencement date............Annuity Date
           c) Annuity payments.....................Annuity Income Options
           d) Assumed investment return............N/A
           e) Minimums.............................Annuity Income Options
           f) Rights to change options or
              transfer investment base.............Annuity Income Options
Item 9.    Death Benefit
           a) Death benefit calculation............Death of Annuitant Prior to
                                                   Annuity Date: Death of
                                                   Owner; Annuity Income Options
           b) Forms of benefits....................Death of Annuitant Prior to
                                                   Annuity Date: Death of
                                                   Owner; Annuity Income Options
Item 10.   Purchases and Contract Values
           a) Procedures for purchases.............Cover Page; Policy
                                                   Application and Premium
                                                   Payment; Allocation of
                                                   Premium
           b) Accumulation unit value..............Accumulation Value
           c) Calculation of accumulation unit
              value................................Accumulation Value
           d) Principal underwriter................Distribution of the Policies

Item 11.   Redemptions
           a) Redemption procedures................Full and Partial Withdrawals
           b) Texas Optional Retirement
              Program..............................N/A
           c) Delay................................Full and Partial Withdrawals;
                                                   Deferment of Payment
           d) Lapse................................N/A
           e) Revocation of rights.................Refund Privilege
Item 12.   Taxes
           a) Tax consequences.....................Federal Tax Matters
           b) Qualified plans......................Federal Tax Matters
           c) Impact of taxes......................Taxes
Item 13.   Legal Proceedings.......................Legal Proceedings
Item 14.   Table of Contents for Statement of
           Additional Information..................Statement of Additional
                                                   Information

PART B
FORM N-4   ITEM....................................HEADING IN STATEMENT OF
                                                   ADDITIONAL INFORMATION

Item 15.   Cover Page..............................Cover Page
Item 16.   Table of Contents.......................Table of Contents
Item 17.   General Information and History
           a) Name change/Suspended Sales..........N/A
           b) Attribution of Assets................N/A
           c) Control of Depositor.................General Information and
                                                   History
Item 18.   Services
           a) Fees, expenses and costs.............N/A
           b) Management-related services..........AVLIC
           c) Custodian and independent public
              accountant...........................Safekeeping of Separate
                                                   Account Assets; Experts
           d) Other custodianship..................N/A
           e) Administrative servicing agent.......N/A
           f) Depositor as principal
              underwriter..........................N/A
Item 19.   Purchase of Securities Being Offered
           a) Manner of Offering...................N/A
           b) Sales load...........................N/A
Item 20.   Underwriters
           a) Depositor or affiliate as principal
              underwriter..........................Distribution of the Policy
           b) continuous offering..................Distribution of the Policy
           c) Underwriting commissions.............Distribution of the Policy
           d) Payments of underwriter..............N/A
Item 21.   Calculation of Performance Data.........Calculation of Performance
                                                   Data
Item 22.   Annuity Payments........................N/A
Item 23.   Financial Statements
           a) Registrant...........................Financial Statements
           b) Depositor............................Financial Statements

Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in this Registration Statement (File No. 333-36507) is incorporated herein by reference to the Prospectus and Statement of Additional Information dated May 1, 2000, as filed in electronic format via EDGAR with the Securities and Exchange Commission on March 1, 2000. This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or Post-Effective Amendment No. 4 to the Registration Statement, except to the extent provided herein.

               AMERITAS VARIABLE LIFE INSURANCE COMPANY ("AVLIC")
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("SEPARATE ACCOUNT")
 SUPPLEMENT TO OVERTURE ANNUITY III-PLUS, OVERTURE ACCLAIM! AND OVERTURE ACCENT!
                         PROSPECTUSES DATED MAY 1, 2000
                       SUPPLEMENT DATED NOVEMBER 22, 2000

EFFECTIVE JANUARY 1, 2001, AVLIC WILL ADD CERTAIN PORTFOLIOS DESCRIBED BELOW TO YOUR POLICY. THE FOLLOWING INFORMATION IS ADDED TO YOUR PROSPECTUS FOR THE SEPARATE ACCOUNT:

1. ON PAGE 1 OF EACH PROSPECTUS, AND AT ALL OTHER PLACES WHERE THE INVESTMENT OPTIONS OF THE SEPARATE ACCOUNT ARE LISTED, THE FOLLOWING PORTFOLIOS OF MUTUAL FUNDS ARE ADDED:

   REFERRED TO AS:      SERIES FUND ISSUING THE SUBACCOUNT
     - PORTFOLIO             UNDERLYING MUTUAL FUNDS:            FUND ADVISOR - SUBADVISORS
----------------------- ------------------------------------ ------------------------------------
AMERICAN CENTURY        American Century Variable            AMERICAN CENTURY INVESTMENT
- VP INCOME & GROWTH    Portfolios, Inc.                     MANAGEMENT, INC.
----------------------- ------------------------------------ ------------------------------------
AMERITAS PORTFOLIOS     Calvert Variable Series, Inc.        AMERITAS INVESTMENT CORP.
- AMERITAS MICRO CAP    Ameritas Portfolios                  -DAVID L. BABSON & COMPANY INC.
- AMERITAS SELECT                                            (BABSON)
                                                             -HARRIS ASSOCIATES, INC. (OAKMARK )
----------------------- ------------------------------------ ------------------------------------
INVESCO FUNDS           INVESCO Variable Investment Funds,   INVESCO FUNDS GROUP, INC.
- VIF - DYNAMICS        Inc.
----------------------- ------------------------------------ ------------------------------------
SALOMON BROTHERS        Salomon Brothers Variable Series     SALOMON BROTHERS ASSET MANAGEMENT
- VARIABLE CAPITAL      Funds Inc.                           INC
----------------------- ------------------------------------ ------------------------------------
SUMMIT PINNACLE SERIES  Summit Mutual Funds, Inc., Summit    SUMMIT INVESTMENT PARTNERS, INC.
- NASDAQ-100 INDEX      Pinnacle Series
- RUSSELL 2000 SMALL
  CAP INDEX
- S&P MIDCAP 400 INDEX
----------------------- ------------------------------------ ------------------------------------
THIRD AVENUE            Third Avenue Variable Series Trust   EQSF ADVISERS, INC.
- THIRD AVENUE VALUE

2.  ON PAGE 6 OF EACH PROSPECTUS, THE FOLLOWING INFORMATION IS ADDED TO THE FUND EXPENSE SUMMARY:

--------------------------------------------------------------------------------------------------
                                                                                      Total
                                  Investment                                       (Reflecting
    Portfolio                     Advisory &                          Waivers     waivers and/or
                                  Management     Other     Total       and/or    reimbursements,
                                               Expenses  Expenses  Reimbursements    If any)
--------------------------------------------------------------------------------------------------

AMERICAN CENTURY
o       VP Income & Growth            0.70%        -        0.70%        -          0.70%
--------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS (SUBADVISOR) (9)
o       Ameritas Micro Cap (BABSON)   1.12%      0.88%      2.00%      0.50%        1.50%
o       Ameritas Select (OAKMARK)     0.92%      0.88%      1.80%      0.30%        1.50%
--------------------------------------------------------------------------------------------------
INVESCO FUNDS
o       VIF - Dynamics (10)           0.75%      1.53%      2.28%      1.15%        1.13%
--------------------------------------------------------------------------------------------------
SALOMON BROTHERS
o       Variable Capital (11)         0.85%      1.14%      1.99%      0.99%        1.00%
--------------------------------------------------------------------------------------------------
SUMMIT PINNACLE SERIES (12)
o       Nasdaq-100 Index              0.35%      0.30%      0.65%        -          0.65%
        Russell 2000 Small Cap Index  0.35%      0.40%      0.75%        -          0.75%
o       S&P MidCap 400 Index          0.30%      0.30%      0.60%        -          0.60%
THIRD AVENUE
o       Third Avenue Value (13)       0.90%      33.53%    34.43%      33.13%       1.30%

--------------------------------------------------------------------------------------------------

(9) "Other Expenses" for the Ameritas Micro Cap and Ameritas Select portfolios are based on estimates, since these are new portfolios. The portfolio investment adviser (AIC) has voluntarily agreed to reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed 1.50%. The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.
(10) Certain expenses of the Dynamics Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed 1.15% of the fund's average net assets. This commitment may be changed at any time following consultation with the board of directors.

(11) The manager waived all of its management fee and reimbursed the fund for certain expenses during the period ended December 31, 1999. The manager may discontinue the waiver at any time.
(12) "Other Expenses" for the Nasdaq-100 Index, Russell 2000 Small Cap Index, and S&P MidCap 400 Index portfolios are based on estimates, since these are new portfolios. Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.
(13) The fund commenced investment operations on September 21, 1999. Annualized expenses before reimbursement are not necessarily indicative of expected expenses due to the annualization of certain fixed expenses.

3.      THE FOLLOWING INFORMATION IS ADDED TO THE PROSPECTUS EXAMPLES:

 -------------------------------------------------------------------------------------------------------------------
 An Owner  would  pay the  following                                                                 3.
 expenses  on a  $1,000  investment,            1.                         2.                   Policy is not
 assuming  a  5%  annual  return  on  Surrender Policy at end    Annuitize Policy at end   surrendered and is not
 assets if:                           of the time period. ($)   of the time period. ($)        annuitized. ($)
 ----------------------------------------------------------------------------------------------------------------
                                      1 Yr  3 Yr  5 Yr  10 Yr   1 Yr  3 Yr  5 Yr  10 Yr   1 Yr  3 Yr  5 Yr  10 Yr
 ----------------------------------------------------------------------------------------------------------------
         OVERTURE ANNUITY III-PLUS, PAGES 8, 9 AND 10
 American Century VP Income &
 Growth                               82    129   158  252       82    69   118   252      22   69   118  252
 Ameritas Micro Cap                   90    153   197  330       90    93   157   330      30   93   157  330
 Ameritas Select                      90    153   197  330       90    93   157   330      30   93   157  330
 INVESCO VIP - Dynamics               87    142   179  295       87    82   139   295      27   82   139  295
 Salomon Brothers Variable
 Capital                              85    138   173  282       85    78   133   282      25   78   133  282
 Summit Pinnacle Nasdaq-100
 Index                                82    127   155  246       82    67   115   246      22   67   115  246
 Summit Pinnacle Russell 2000
 Small Cap Index                      83    130   160  257       83    70   120   257      23   70   120  257
 Summit Pinnacle S&P MidCap
 400 Index                            81    126   153  241       81    66   113   241      21   66   113  241
 Third Avenue Value                   88    147   188  311       88    87   148   311      28   87   148  311
 ----------------------------------------------------------------------------------------------------------------
        OVERTURE ACCENT!, PAGES 9, 10 AND 11
 American Century VP Income &
 Growth                               97    133   161  198       97    53    91   198      17   53    91  198
 Ameritas Micro Cap                  105    157   202  281       105   77   132   281      25   77   132  281
 Ameritas Select                     105    157   202  281       105   77   132   281      25   77   132  281
 INVESCO VIP - Dynamics              101    146   183  244       101   66   113   244      21   66   113  244
 Salomon Brothers Variable
 Capital                             100    142   177  230       100   62   107   230      20   62   107  230
 Summit Pinnacle Nasdaq-100
 Index                                97    132   159  193       97    52    89   193      17   52    89  193
 Summit Pinnacle Russell 2000
 Small Cap Index                      98    135   164  204       98    55    94   204      18   55    94  204
 Summit Pinnacle S&P MidCap
 400 Index                            96    130   156  188       96    50    86   188      16   50    86  188
 Third Avenue Value                  103    151   192  261       103   71   122   261      23   71   122  261
 ----------------------------------------------------------------------------------------------------------------
         OVERTURE ACCLAIM!, PAGE 9
 American Century VP Income &                                    SAME AS IF            SAME AS IF
 Growth                               22     67   114  246       SURRENDERED          SURRENDERED
 Ameritas Micro Cap                   30     91   154  325
 Ameritas Select                      30     91   154  325
 INVESCO VIP - Dynamics               26     80   136  289
 Salomon Brothers Variable
 Capital                              25     76   130  276
 Summit Pinnacle Nasdaq-100
 Index                                21     65   112  240
 Summit Pinnacle Russell 2000
 Small Cap Index                      22     68   117  251
 Summit Pinnacle S&P MidCap
 400 Index                            21     64   109  235
 Third Avenue Value                   28     85   145  306

4.  APPENDIX A,  UNDERLYING MUTUAL FUNDS, IS ADDED AS FOLLOWS:

        The underlying mutual funds listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

        This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.


------------------------------------------------------------------------------- --------------------------------------
Subaccount Variable Investment Options:                                         Investment Objective:
        Investment Strategy
------------------------------------------------------------------------------- --------------------------------------
ALGER: offered through The Alger American Fund;,advised by Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------------------------
o  ALGER AMERICAN BALANCED PORTFOLIO                                            Current Income and long-term capital
   Common stock of companies with growth potential and fixed-income             growth
   securities.

o  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO                                    Long-term capital growth
   Common stocks of companies with growth potential.
------------------------------------------------------------------------------- --------------------------------------
AMERICAN CENTURY: offered through American Century Variable Portfolios, Inc.;
                           Advised by American Century Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------
o  VP INCOME & GROWTH FUND                                                      Long-term capital growth.  Income is
   Common stocks of U.S. companies.                                             secondary.
------------------------------------------------------------------------------- --------------------------------------
AMERITAS PORTFOLIOS: offered through Calvert Variable Series, Inc. Ameritas Portfolios;
                           Advised by Ameritas Investment Corp. (SUBADVISOR. See page 1 for Subadvisor's full name.)
----------------------------------------------------------------------------------------------------------------------
o  AMERITAS GROWTH PORTFOLIO (ALGER)                                            Long-term capital growth.
   Common stocks of large U.S. companies with broad product lines, markets, financial resources and depth of management.

o  AMERITAS INCOME & GROWTH PORTFOLIO (ALGER)                                   High level of dividend income, with
   Dividend paying equity securities, prefereably with growth potential.        capital growth as a secondary goal.

o  AMERITAS MIDCAP GROWTH PORTFOLIO (ALGER)                                     Long-term capital growth.
   Common stocks of midsize U.S. companies with promising growth potential.

o  AMERITAS SMALL CAPITALIZATION PORTFOLIO (ALGER)                              Long-term capital growth.
   Common stocks of small, fast-growing U.S. companies that offer innovative products, services or technologies to a rapidly expanding marketplace.

o  AMERITAS MICRO CAP PORTFOLIO (BABSON)                                        Long-term capital growth.
   Common stocks of small size U.S. companies.

o  AMERITAS MONEY MARKET PORTFOLIO (CALVERT)                                    Current income.
   Money market securities of domestic and foreign issuers.

o  AMERITAS EMERGING GROWTH PORTFOLIO (MFS)                                     Long-term capital growth.
   Common stocks of emerging growth companies or related securities, including foreign securities.

o  AMERITAS GROWTH WITH INCOME PORTFOLIO (MFS)                                  Current income, long-term growth of
   Common stocks of companies or related securities, including foreign          capital and income.
   securities, to seek to provide income equal to 90% of the S&P 500
   Composite Index dividend yield.

o  AMERITAS RESEARCH PORTFOLIO (MFS                                             Long-term capital growth and future
   Common stocks and related securities of companies with favorable             income.
   prospectus for long-term growth, attractive valuations, dominant or growing market share, and superior management.

o  AMERITAS SELECT PORTFOLIO (OAKMARK)                                          Long-term capital growth.
   Common stocks of U.S. companies.

o  AMERITAS INDEX 500 PORTFOLIO (STATE STREET)                                  Results that correspond to the S&P
   Common stocks of U.S. companies on the S&P 500 Index.                        500 Index company common stocks.
------------------------------------------------------------------------------- --------------------------------------
CALVERT: offered through Calvert Variable Series, Inc. Calvert Social Portfolios; advised by Calvert Asset
Management Company
----------------------------------------------------------------------------------------------------------------------
o  CVS SOCIAL BALANCED PORTFOLIO                                                Income and capital growth through
   Mostly large-cap growth oriented common stock of U.S. companies, with        social criteria screened investments.
   some bonds and money market instruments.

o  CVS SOCIAL INTERNATIONAL EQUITY PORTFOLIO                                    High total return through social
   Common stocks of mid to large cap companies.                                 criteria screened investments.

o  CVS SOCIAL MID CAP GROWTH PORTFOLIO                                          Long-term capital growth through
   Common stocks of mid size companies.                                         social criteria screened investments.

o  CVS SOCIAL SMALL CAP GROWTH PORTFOLIO                                        Long-term capital growth through
   Common stocks of small cap companies.                                        social criteria screened investments.
------------------------------------------------------------------------------- --------------------------------------
FIDELITY: offered through Variable Insurance Products; advised by Fidelity Management and Research Company.
----------------------------------------------------------------------------------------------------------------------
o  VIP ASSET MANAGER PORTFOLIO                                                  High total return with reduced risk
   Allocated investments among stocks, bonds and short-term/money market        over the long-term.
   investments.

o  VIP ASSET MANAGER: GROWTH PORTFOLIO                                          High total return.
   Allocated investments among stocks, bonds and short-term/money market investments.


o  VIP CONTRAFUND PORTFOLIO                                                     Long-term capital growth.
   Common stocks of companies whose value is not fully recognized.

o  VIP EQUITY INCOME PORTFOLIO                                                  Reasonable income.
   Income producing equity securities.

o  VIP GROWTH PORTFOLIO                                                         Capital growth.
   Common stocks of companies with above average growth potential.

o  VIP HIGH INCOME PORTFOLIO                                                    High level of current income.
   High yielding fixed-income securities, while also considering growth of capital.

o  VIP INVESTMENT GRADE BOND PORTFOLIO                                          High level of current income as is
   U.S. Dollar-denominated investment-grade bonds (medium and high              consistent with preservation of
        quality).                                                               capital.

o  VIP OVERSEAS PORTFOLIO                                                       Long-term capital growth.
   Securities of foreign companies, diversified across countries and regions.
------------------------------------------------------------------------------- --------------------------------------
INVESCO FUNDS: offered through INVESCO Variable Investment Funds, Inc.; advised by INVESCO Funds Group, Inc..
----------------------------------------------------------------------------------------------------------------------
o  VIF - DYNAMICS FUND                                                          Long-term capital growth.
   Common stocks of mid-size companies.
------------------------------------------------------------------------------- --------------------------------------
MFS: offered through MFS Variable Insurance Trust;  advised by Massachusetts Financial Services Company
----------------------------------------------------------------------------------------------------------------------
o  GLOBAL GOVERNMENTS SERIES                                                    Income and capital growth.
   U.S. and foreign government securities, corporate bonds, and mortgage-backed and asset-backed securities.

o  NEW DISCOVERY SERIES                                                         Capital growth.
   Common stocks of smaller cap emerging growth companies that are early in their life cycle.

o  UTILITIES SERIES                                                             Capital growth and current income.
   Equity and debt securities of U.S. and foreign companies (including emerging markets) in the utility industry.
------------------------------------------------------------------------------- --------------------------------------
MORGAN STANLEY: offered through Universal Institutional Funds, Inc.; advised by Morgan Stanley Asset Management
----------------------------------------------------------------------------------------------------------------------
o  EMERGING MARKETS EQUITY PORTFOLIO                                            Long-term capital growth.
   Growth oriented equity securities of issuers in emerging market countries.

o  GLOBAL EQUITY PORTFOLIO                                                      Long-term capital growth.
   Equity securities of issuers throughout the world, including U.S.
   issuers.

o  INTERNATIONAL MAGNUM PORTFOLIO                                               Long-term capital growth.
   Equity securities of non-U.S. issuers domiciled in "EAFE" countries.

o  U.S. REAL ESTATE PORTFOLIO                                                   Above average current income and
   Equity securities of companies in the U.S. real estate industry,             long-term capital growth.
   including real estate investment trusts.
------------------------------------------------------------------------------- --------------------------------------
SALOMON BROTHERS: offered through Salomon Brothers Variable Series Funds Inc.;
                                    advised by Salomon Brothers Asset Management, Inc.
----------------------------------------------------------------------------------------------------------------------
o  VARIABLE CAPITAL FUND                                                        Capital appreciation.
   Common stocks of U.S. companies of all sizes.
------------------------------------------------------------------------------- --------------------------------------
SUMMIT PINNACLE SERIES: offered through Summit Mutual Funds Inc. Summit Pinnacle Series;
                                    advised by Summit Investment Partners, Inc.
----------------------------------------------------------------------------------------------------------------------
o  NASDAQ-100 INDEX PORTFOLIO                                                   Results that correspond to the
   Common stocks of U.S. companies in the Nasdaq-100 Index.                     Nasdaq-100 Index company common
                                                                                stocks.

o  RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                                       Results that correspond to the
   Common stocks of U.S. companies in the Russell 2000 Index.                   Russell 2000 Index company common
                                                                                stocks.

o  S&P MIDCAP 400 INDEX PORTFOLIO                                               Results that correspond to the S&P
   Common stocks of U.S. companies in the S&P MidCap 400 Index.                 400 MidCap Index company common
                                                                                stocks.
------------------------------------------------------------------------------- --------------------------------------
THIRD AVENUE: offered through Third Avenue Variable Series Trust; advised by EQSF Advisers, Inc.
----------------------------------------------------------------------------------------------------------------------
o  THIRD AVENUE VALUE PORTFOLIO                                                 Long-term capital growth.
   Common stocks of companies carrying little debt in comparison to cash resources.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY AMERITAS VARIABLE LIFE INSURANCE COMPANY. IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AVLIC AT 1-800-745-1112.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a)   Financial Statements:

     The  financial  statements  of the  subaccounts  of Ameritas  Variable Life
     Insurance   Company  Separate  Account  VA-2  and  Ameritas  Variable  Life
     Insurance Company are filed in Part B.

     Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2:
     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Statement of Net Assets as of December 31, 1999.
     - Statement of Operations for the years ended December 31, 1999 and 1998.
     - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.
     - Notes to Financial Statements for the years ended December 31, 1999 and 1998.

     Ameritas Variable Life Insurance Company:
     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Balance Sheets as of December 31, 1999 and 1998.
     - Statements of Operations for the years ended December 31, 1999, 1998 and 1997.
     - Statements of Comprehensive Income for the years ended December 31, 1999, 1998 and 1997.
     - Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
     - Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.
     - Notes to Financial Statements for the years ended December 31, 1999, 1998 and 1997.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Part A.

     b)  Exhibits

     Exhibit
     Number        Description of Exhibit
     ------        ----------------------

     (1)           Resolution of Board of Directors of Ameritas Variable Life
                   Insurance Company
                   Establishing Ameritas Variable Life Insurance Company
                   Separate Account VA-2.***
     (2)           Not applicable.
     (3) (a)       Principal Underwriting Agreement. ***
     (3) (b)       Form of Selling Agreement. *
     (4)           Form of Variable Annuity Contract.*****
     (5)           Form of Application for Variable Annuity Contract.*****
     (6) (a)       Articles of Incorporation of Ameritas Variable Life Insurance
                   Company.**
     (6) (b)       Bylaws of Ameritas Variable Life Insurance Company.****
     (7)           Not Applicable.
     (8) (a)       Participation Agreement (MFS).*
         (b)       Participation Agreement (Fidelity).**
         (c)       Participation Agreement (Alger American).**
         (d)       Participation Agreement (Morgan Stanley).*
         (e)       Participation Agreement (Calvert Variable Series, Inc.
                   Ameritas Portfolios).******
         (f)       Form of Participation Agreement (Calvert Variable Series,
                   Inc. Social Portfolios). ********
         (g)       Form of Participation Agreement (American Century Variable
                   Portfolios, Inc.). ********
         (h)       Form of Participation Agreement (INVESCO Variable Investment
                   Funds, Inc.). ********
         (i)       Form of Participation Agreement (Salomon Brothers Variable
                   Series Funds Inc.). ********
         (j)       Form of Participation Agreement (Summit Mutual Funds,
                   Inc.). ********
         (k)       Form of Participation Agreement (Third Avenue Variable Series
                   Trust.). ********
    (9)            Opinion and consent of Donald R. Stading.
    (10) (a)       Independent Auditors' Consent.
    (11)           No financial statements are omitted from Item 23.
    (12)           Not applicable.
    (13)           Schedule of Computation of Performance Quotations. *******

* Incorporated by reference to the initial registration statement for Ameritas Variable Life Insurance Company Separate Account VA-2 (File No. 33-14774), filed on June 2, 1987.
** Incorporated by reference to initial registration statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on November 5, 1996.
*** Incorporated by reference to pre-effective amendment to registration statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
**** Incorporated by reference to the registration statement for Ameritas Variable Life Insurance Company, Separate Account VA-2, File No. 33-14774, filed on March 26, 1992.
***** Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-14774, filed on February 28, 1997.
****** Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.
******* Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, file No. 33-98848, filed on March 1, 2000.
******** Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.

Item 25.     Directors and Officers of the Depositor

    Name and Principal        Position and Offices
    Business Address          with Depositor
    ------------------        ----------------------
    Lawrence J. Arth*         Director, Chairman of
                              the Board and Chief Executive Officer
    William J. Atherton*      Director, President and Chief Operating Officer
    Kenneth C. Louis*         Director and Executive
                              Vice President
    Gary R. McPhail**         Director and Executive
                              Vice President
    Thomas C. Godlasky**      Director, Senior Vice President and
                              Chief Investment Officer
    JoAnn M. Martin*          Director, Vice President and
                              Chief Financial Officer
    Michael G. Fraizer**      Director
    Robert C. Barth           Controller
    Brian J. Clark**          Vice President - Fixed Annuity Product Development
    Raymond M. Gilbertson*    Vice President - Corporate Compliance
    Joseph K. Haggerty**      Assistant General Counsel
    Sandra K. Holmes**        Vice President - Fixed Annuity Customer Service
    Robert G. Lange*          Assistant Secretary
    Cynthia J. Lavelle*       Vice President -
                              Product, Operations and Technology
    William W. Lester*        Treasurer
    Mary Rutford*             2nd Vice President - Accounting
    Sheila E. Sandy**         Assistant Secretary
    Thomas N. Simpson*        Senior Vice President and National Sales Manager
    Donald R. Stading*        Secretary and General Counsel
    Kevin J. Wagoner**        Assistant Treasurer

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.

Item 26.

The depositor, Ameritas Variable Life Insurance Company, is wholly owned by AMAL Corporation. The Registrant is segregated asset account of Ameritas Variable Life Insurance Company.

The following chart indicates the persons controlled by or under common control with Ameritas Variable Life Insurance Company:

(Omitted chart shows Ameritas Acacia organization. Ameritas Acacia Mutual Holding Company is at the uppermost tier. Ameritas Holding Company is at the second tier. Third tier entities are: Ameritas Life Insurance Corp. and Acacia Life Insurance Company. Fourth tier companies under Ameritas Life Insurance Corp. are: Ameritas Investment Advisors, Inc., Ameritas Managed Dental Plan, Inc., First Ameritas Life Insurance Corp. of New York, AMAL Corporation, Veritas Corp., and Pathmark Assurance Company. Fourth tier companies under Acacia Life Insurance Company are: Acacia National Life Insurance Company and Acacia Financial Corp. Fifth tier companies which are owned by AMAL Corporation are Ameritas Investment Corp. and Ameritas Variable Life Insurance Company. Fifth tier companies owned by Acacia Financial Corp. are Acacia Federal Savings Bank, Calvert Group, Ltd. and its investment companies, and The Advisors Group, Inc.)

All Ameritas entries are Nebraska entities, except First Ameritas Life Insurance Corp. of New York, which is a New York entity, and Ameritas Managed Dental Plan, Inc., which is a California entity. Acacia Life Insurance Company is regulated by the District of Columbia. Acacia National Life Insurance Company and Acacia Financial Corp. are Virginia entities. Acacia Federal Savings Bank is regulated by the U. S. Government. Calvert Group Ltd. and The Advisors Group, Inc. are Delaware entities.

All entities are wholly owned by the person immediately controlling it, except AMAL Corporation, a holding company, which is jointly owned by Ameritas Life Insurance Corp., which owns a majority interest in AMAL Corporation, and AmerUs Life Insurance company, which owns a minority interest in AMAL Corporation. AMAL Corporation and Acacia Financial Corp. are holding companies. Veritas Corp. is a marketing agency. Pathmark Assurance Company is an insurance company.

Item 27.        Number of Contractowners

                As of October 23, 2000 there were 287 qualified contracts and 551 non-qualified contracts.

Item 28.        Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.        Principal Underwriters

1) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contract issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contract issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

2)        The  following  table sets forth  certain  information  regarding  the
          officers  and  directors  of  the  principal   underwriter,   Ameritas
          Investment Corp.

         Name and Principal        Positions and Offices
         Business Address          and Underwriter
         ----------------          ---------------
         Lawrence J. Arth*         Director and Chairman of the Board
         William R. Giovanni*      Director, President and Chief Executive
                                   Officer
         Kenneth C. Louis*         Director, Senior Vice President
         Gary R. McPhail**         Director, Senior Vice President
         Michael G. Fraizer**      Director
         Thomas C. Godlasky**      Director
         Arthur W. Abts, Jr.***    Vice President - Public Finance
         Billie B. Beavers***      Senior Vice President
         Thomas C. Bittner*        Vice President - Marketing and Administration
         Alan R. Eveland*          Vice President - Public Finance
         James R. Fox***           Senior Vice President
         Raymond M. Gilbertson*    Vice President - Corporate Compliance
         Richard S. Harmon***      Vice President - Public Finance
         Michael P. Heaton***      Senior Vice President
         William J. Janssen*       Vice President - Retail Sales Manager
         Scott D. Keene*           Vice President - Public Finance
         Robert G. Lange*          Assistant Secretary
         Bruce D. Lefler***        Vice President
         William W. Lester*        Treasurer
         Robert W. Morrow*         Vice President
         Robert J. O'Meara*        Assistant Treasurer
         Wayne A. Rasmuss***       Vice President - Public Finance
         John V. Scheer*           Vice President Sales Manager - AIC/Ameritas
         Michael E. Shoemaker**    Vice President - Fixed Income, Trading and
                                   Underwriting
         Donald R. Stading*        Secretary and General Counsel
         John E. Trecek***         Vice President - Public Finance
         Michael M. VanHorne***    Senior Vice President
         Janell D. Winsor*         Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.


     c)                        Net Underwriting      Compensation
          Name of Principal        Discounts and               on         Brokerage
            Underwriter (1)      Commissions (2)     Redemption (3)    Commissions (4)  Compensation (5)
          -------------------  ------------------    --------------    ---------------  ----------------
          Ameritas Investment
          Corp. ("AIC")            $22,532,640             $0              $46,847        $357,692

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.


Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31.  Management Services

     Not Applicable.


Item 32.  Undertakings

1) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

2) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

3)        Registrant   undertakes   to  deliver  any   Statement  of  Additional
          Information and any financial statements required to be made available under this form promptly upon written or oral request.

4) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

5) Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 5 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 16th day of November, 2000.


                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor




Attest:  /s/ Donald R. Stading         By:    /s/ Lawrence J. Arth
       -----------------------------   -----------------------------------------
             Secretary                            Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Variable Life Insurance Company on the dates indicated.


         SIGNATURE                       TITLE                         DATE
         ---------                       -----                         ----

   /s/ Lawrence J. Arth          Director, Chairman of         November 16, 2000
------------------------------   the Board and
       Lawrence J. Arth          Chief Executive Officer


  /s/ William J. Atherton        Director, President and       November 16, 2000
-----------------------------    Chief Operating Officer
      William J. Atherton


  /s/ Kenneth C. Louis           Director, Executive           November 16, 2000
------------------------------   Vice President
      Kenneth C. Louis


   /s/ Gary R. McPhail           Director, Executive           November 16, 2000
------------------------------   Vice President
       Gary R. McPhail


   /s/ Thomas C. Godlasky        Director, Senior              November 16, 2000
-----------------------------    Vice President
       Thomas C. Godlasky        and Chief Investment Officer


   /s/ JoAnn M. Martin           Director, Vice President      November 16, 2000
-----------------------------    and Chief Financial Officer
       JoAnn M. Martin

         SIGNATURE                       TITLE                         DATE
         ---------                       -----                         ----

   /s/ Michael G. Fraizer        Director                      November 16, 2000
----------------------------
       Michael G. Fraizer


   /s/ Robert C. Barth           Controller                    November 16, 2000
------------------------------
       Robert C. Barth


   /s/ William W. Lester         Treasurer                     November 16, 2000
---------------------------
       William W. Lester


  /s/ Donald R. Stading          Secretary and                 November 16, 2000
----------------------------     General Counsel
      Donald R. Stading

                                  Exhibit Index
                                  -------------

Exhibit
-------

     9        Opinion and Consent of Donald R. Stading
     10(a)    Consent of Deloitte & Touche LLP